Finance income, net - Finance income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 90	$ 110
Interest on lease obligations	206	266
Interest income	(7,964)	(3,827)
Change in fair value of contingent consideration	(1,155)	(85)
Bank fees and other	86	24
Finance income, net	$ (8,737)	$ (3,512)